RELATED PARTY TRANSACTIONS - Derivatives (Narrative) (Details) - USD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Santander | Related Party
Related Party Transaction [Line Items]
Notional	$ 43.7	$ 47.4